Other Income and Expenses Net (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Other Income and Expenses [Abstract]
Public funding	$ 219	$ 266	$ 201
Start-up costs	(7)	(69)	(134)
Exchange gains (losses), net	24	6	5
Patent costs	(5)	(5)	(12)
Gain on sale of non-current assets	6	5	6
Cancellation and postponement fees	(6)	(18)	0
Other, net	(3)	(3)	(11)
Other income and expenses, net	$ 228	$ 182	$ 55